Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25(a)	$1,401	$1,352,610
4.88%, 05/01/25	15,396	15,292,091
GE Capital International Funding Co. Unlimited
Co., 3.37%, 11/15/25(a)	1,192	1,167,887
General Dynamics Corp.
3.25%, 04/01/25(a)	4,143	4,088,718
3.50%, 05/15/25(a)	3,887	3,837,381
Hexcel Corp., 4.95%, 08/15/25(a)	1,542	1,530,828
Howmet Aerospace Inc., 6.88%, 05/01/25	440	444,142
L3Harris Technologies Inc., 3.83%, 04/27/25(a)	3,460	3,420,592
Lockheed Martin Corp., 4.95%, 10/15/25	2,052	2,054,994
Northrop Grumman Corp., 2.93%, 01/15/25(a)	6,838	6,757,547
RTX Corp., 3.95%, 08/16/25	7,821	7,733,566
		47,680,356
Agriculture — 1.0%
Altria Group Inc., 2.35%, 05/06/25(a)	4,112	4,018,153
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	3,123	3,011,690
Philip Morris International Inc.
1.50%, 05/01/25	3,947	3,840,798
3.38%, 08/11/25	3,893	3,826,883
5.00%, 11/17/25	3,104	3,105,996
Reynolds American Inc., 4.45%, 06/12/25(a)	8,333	8,264,204
		26,067,724
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25	6,474	6,453,514
United Airlines Pass Through Trust, Series 2013-1,
Class A, 4.30%, 02/15/27(a)	1,034	1,018,158
		7,471,672
Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25(a)	5,564	5,463,888
PVH Corp., 4.63%, 07/10/25	2,785	2,755,116
Ralph Lauren Corp., 3.75%, 09/15/25(a)	2,507	2,470,134
Tapestry Inc.
4.25%, 04/01/25(a)	1,260	1,247,256
7.05%, 11/27/25	2,306	2,351,949
VF Corp., 2.40%, 04/23/25	3,901	3,808,703
		18,097,046
Auto Manufacturers — 5.7%
American Honda Finance Corp.
1.00%, 09/10/25	3,361	3,223,761
1.20%, 07/08/25(a)	3,416	3,296,969
1.50%, 01/13/25(a)	4,265	4,192,036
5.00%, 05/23/25(a)	2,735	2,731,088
5.80%, 10/03/25	4,413	4,457,434
Series A, 4.60%, 04/17/25	4,005	3,987,097
Cummins Inc., 0.75%, 09/01/25	3,254	3,114,322
Ford Motor Credit Co. LLC
2.30%, 02/10/25(a)	5,720	5,609,199
3.38%, 11/13/25	9,576	9,336,110
4.13%, 08/04/25	6,376	6,281,453
4.69%, 06/09/25	2,625	2,603,522
5.13%, 06/16/25	7,820	7,783,046
General Motors Co.
4.00%, 04/01/25(a)	2,041	2,019,099
6.13%, 10/01/25	8,938	9,027,821
General Motors Financial Co. Inc.
2.75%, 06/20/25(a)	5,593	5,463,908
Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/26/25(a)	$5,896	$5,805,610
3.80%, 04/07/25	4,410	4,356,707
4.00%, 01/15/25	3,860	3,830,213
4.30%, 07/13/25	3,448	3,414,790
4.35%, 04/09/25	4,247	4,209,480
6.05%, 10/10/25	5,743	5,798,714
Honda Motor Co. Ltd., 2.27%, 03/10/25(a)	4,250	4,173,351
PACCAR Financial Corp.
1.80%, 02/06/25	3,012	2,957,255
2.85%, 04/07/25(a)	1,655	1,628,338
3.55%, 08/11/25	2,455	2,422,070
4.95%, 10/03/25	1,758	1,760,341
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	4,111	3,920,815
1.45%, 01/13/25(a)	5,534	5,438,785
1.80%, 02/13/25	6,489	6,369,030
3.00%, 04/01/25(a)	4,986	4,911,568
3.40%, 04/14/25(a)	1,730	1,708,791
3.65%, 08/18/25	3,263	3,222,434
3.95%, 06/30/25(a)	5,218	5,172,203
4.80%, 01/10/25	4,892	4,879,357
5.40%, 11/10/25	2,856	2,877,169
5.60%, 09/11/25	2,825	2,847,939
		154,831,825
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25	4,156	4,079,858
BorgWarner Inc., 3.38%, 03/15/25(a)	240	236,598
Magna International Inc., 4.15%, 10/01/25	3,672	3,635,176
		7,951,632
Banks — 26.0%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,995	3,943,511
5.09%, 12/08/25(a)	4,694	4,713,044
5.38%, 07/03/25(a)	5,243	5,262,052
Australia & New Zealand Banking Group Ltd./New
York, 5.67%, 10/03/25	3,928	3,966,669
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
09/18/25	3,956	3,779,909
Banco Santander SA
2.75%, 05/28/25	6,569	6,425,066
3.50%, 03/24/25(a)	5,130	5,069,113
5.15%, 08/18/25	7,875	7,846,756
5.18%, 11/19/25	6,750	6,722,588
Bank of America Corp.
3.88%, 08/01/25	7,892	7,803,223
4.00%, 01/22/25	11,539	11,458,141
Series L, 3.95%, 04/21/25	11,137	11,014,992
Bank of America NA, 5.65%, 08/18/25	9,010	9,071,996
Bank of Montreal
1.50%, 01/10/25	6,715	6,600,368
1.85%, 05/01/25(a)	7,628	7,442,107
3.70%, 06/07/25(a)	6,475	6,395,512
5.92%, 09/25/25	4,096	4,137,218
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25(a)	6,918	6,740,582
3.35%, 04/25/25(a)	185	182,512
3.95%, 11/18/25	1,976	1,953,233
Series G, 3.00%, 02/24/25	4,101	4,047,863
Bank of Nova Scotia (The)
1.30%, 06/11/25	5,435	5,260,221

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.45%, 01/10/25	$5,556	$5,457,454
2.20%, 02/03/25	5,754	5,662,179
3.45%, 04/11/25	7,555	7,454,966
5.45%, 06/12/25(a)	6,745	6,756,779
BankUnited Inc., 4.88%, 11/17/25	1,907	1,885,769
Barclays PLC, 3.65%, 03/16/25	9,366	9,256,896
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,784	2,653,920
2.25%, 01/28/25	5,037	4,961,606
3.30%, 04/07/25	6,776	6,681,297
3.95%, 08/04/25	6,047	5,978,601
5.14%, 04/28/25(a)	4,210	4,206,380
Citibank NA, 5.86%, 09/29/25	8,035	8,114,567
Citigroup Inc.
3.30%, 04/27/25(a)	6,922	6,818,483
3.88%, 03/26/25	4,792	4,739,742
4.40%, 06/10/25	11,670	11,566,742
5.50%, 09/13/25	6,707	6,728,037
Citizens Bank NA, 2.25%, 04/28/25(a)	3,781	3,682,707
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	1,455	1,435,760
Comerica Bank, 4.00%, 07/27/25(a)	1,287	1,266,093
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(a)	3,928	3,924,449
5.50%, 09/12/25	3,793	3,820,851
Cooperatieve Rabobank UA, 4.38%, 08/04/25	6,720	6,647,546
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	4,000	3,929,242
3.38%, 05/21/25	4,837	4,768,124
5.00%, 01/13/25(a)	4,290	4,279,738
5.50%, 07/18/25	4,083	4,101,335
Deutsche Bank AG, 4.50%, 04/01/25(a)	7,080	7,017,786
Deutsche Bank AG/New York, 4.16%, 05/13/25(a)	2,458	2,438,470
Fifth Third Bancorp., 2.38%, 01/28/25	3,909	3,846,007
Fifth Third Bank NA, 3.95%, 07/28/25	3,388	3,343,905
First Horizon Corp., 4.00%, 05/26/25(a)	1,742	1,712,221
FNB Corp., 5.15%, 08/25/25(a)	1,560	1,548,154
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25(a)	11,392	11,284,109
3.50%, 04/01/25(a)	15,693	15,493,192
3.75%, 05/22/25	10,422	10,300,786
4.25%, 10/21/25	9,195	9,096,285
HSBC Holdings PLC, 4.25%, 08/18/25	7,279	7,188,088
HSBC USA Inc., 5.63%, 03/17/25	4,655	4,661,271
Huntington Bancshares Inc./Ohio, 4.00%,
05/15/25	2,048	2,024,468
JPMorgan Chase & Co.
3.13%, 01/23/25(a)	11,356	11,235,137
3.90%, 07/15/25(a)	11,599	11,472,475
7.75%, 07/15/25	1,393	1,426,822
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	3,026	2,969,155
4.15%, 08/08/25(a)	5,501	5,431,706
KeyCorp, 4.15%, 10/29/25(a)	2,501	2,467,282
Lloyds Bank PLC, 3.50%, 05/14/25(a)	978	964,745
Lloyds Banking Group PLC
4.45%, 05/08/25(a)	9,018	8,960,359
4.58%, 12/10/25	5,465	5,404,688
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	3,836	3,779,834
5.40%, 11/21/25	2,149	2,158,253

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	$7,977	$7,697,638
2.19%, 02/25/25	12,096	11,877,604
3.78%, 03/02/25(a)	3,594	3,559,814
Morgan Stanley
4.00%, 07/23/25(a)	13,619	13,464,901
5.00%, 11/24/25	9,188	9,178,513
Morgan Stanley Bank NA, 5.48%, 07/16/25	5,455	5,473,458
National Australia Bank Ltd./New York
3.50%, 06/09/25	2,407	2,376,992
4.75%, 12/10/25	4,481	4,478,950
5.20%, 05/13/25(a)	4,045	4,048,193
National Bank of Canada, 5.25%, 01/17/25	4,375	4,365,662
Northern Trust Corp., 3.95%, 10/30/25(a)	3,885	3,836,890
PNC Bank NA
2.95%, 02/23/25	3,922	3,862,143
3.25%, 06/01/25(a)	4,194	4,123,678
3.88%, 04/10/25	3,362	3,321,215
4.20%, 11/01/25(a)	2,324	2,295,056
Regions Financial Corp., 2.25%, 05/18/25(a)	3,160	3,078,235
Royal Bank of Canada
1.15%, 06/10/25(a)	7,622	7,375,495
1.60%, 01/21/25(a)	4,685	4,604,993
3.38%, 04/14/25	6,776	6,687,146
4.95%, 04/25/25	6,547	6,532,003
Santander Holdings USA Inc.
3.45%, 06/02/25	4,783	4,703,033
4.50%, 07/17/25(a)	5,146	5,098,229
State Street Corp., 3.55%, 08/18/25	7,339	7,234,928
Sumitomo Mitsui Banking Corp., 3.65%,
07/23/25(a)	955	942,149
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25(a)	11,719	11,331,768
2.35%, 01/15/25(a)	6,949	6,853,860
Synchrony Bank, 5.40%, 08/22/25	3,095	3,084,960
Synovus Financial Corp., 5.20%, 08/11/25(a)	1,173	1,168,105
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	4,708	4,496,286
1.15%, 06/12/25(a)	4,732	4,576,336
1.45%, 01/10/25(a)	3,830	3,763,534
3.77%, 06/06/25	7,648	7,561,345
Truist Bank
1.50%, 03/10/25	6,035	5,888,915
3.63%, 09/16/25	5,005	4,910,010
4.05%, 11/03/25	2,318	2,291,003
Truist Financial Corp.
1.20%, 08/05/25	2,917	2,801,375
3.70%, 06/05/25	4,338	4,279,299
4.00%, 05/01/25	4,065	4,019,986
U.S. Bancorp
1.45%, 05/12/25(a)	6,958	6,758,750
3.95%, 11/17/25	3,426	3,382,586
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25(a)	4,601	4,531,334
2.80%, 01/27/25	4,688	4,624,989
UBS AG/London, 5.80%, 09/11/25	4,190	4,224,743
UBS AG/Stamford CT
2.95%, 04/09/25	5,544	5,452,746
3.70%, 02/21/25	8,717	8,626,025
7.95%, 01/09/25	5,651	5,707,296
UBS Group AG, 3.75%, 03/26/25	10,900	10,776,899

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$12,739	$12,575,282
3.55%, 09/29/25	11,502	11,316,479
6.00%, 10/28/25(a)	735	734,264
Wells Fargo Bank NA, 5.55%, 08/01/25	8,064	8,109,905
Westpac Banking Corp.
2.35%, 02/19/25(a)	7,801	7,680,821
3.74%, 08/26/25	3,618	3,575,549
5.51%, 11/17/25	3,031	3,058,378
		701,220,883
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25(a)	1,677	1,656,572
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	1,741	1,714,715
Constellation Brands Inc.
4.40%, 11/15/25	2,645	2,623,863
4.75%, 12/01/25(a)	2,050	2,042,045
Diageo Capital PLC
1.38%, 09/29/25	3,794	3,642,969
5.20%, 10/24/25	2,600	2,609,668
Keurig Dr Pepper Inc.
3.40%, 11/15/25	2,736	2,683,878
4.42%, 05/25/25(a)	2,771	2,755,763
PepsiCo Inc.
2.25%, 03/19/25	6,948	6,819,342
2.75%, 04/30/25(a)	4,502	4,425,101
3.50%, 07/17/25(a)	3,026	2,983,501
5.25%, 11/10/25	1,884	1,899,123
		35,856,540
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25	4,194	4,110,609
3.13%, 05/01/25(a)	4,867	4,789,104
5.25%, 03/02/25	6,595	6,587,756
Baxalta Inc., 4.00%, 06/23/25	3,773	3,729,614
Biogen Inc., 4.05%, 09/15/25	8,184	8,089,439
Gilead Sciences Inc., 3.50%, 02/01/25(a)	7,713	7,639,765
Illumina Inc., 5.80%, 12/12/25	1,756	1,767,554
Royalty Pharma PLC, 1.20%, 09/02/25	5,067	4,850,642
		41,564,483
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25	4,821	4,739,125
Fortune Brands Innovations Inc., 4.00%,
06/15/25(a)	2,472	2,441,723
Lennox International Inc., 1.35%, 08/01/25(a)	1,492	1,433,567
Vulcan Materials Co., 4.50%, 04/01/25	1,792	1,779,753
		10,394,168
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%,
10/15/25(a)	2,643	2,541,015
Celanese U.S. Holdings LLC, 6.05%, 03/15/25(a)	5,077	5,087,903
DuPont de Nemours Inc., 4.49%, 11/15/25	8,201	8,133,919
Eastman Chemical Co., 3.80%, 03/15/25(a)	3,537	3,497,436
EIDP Inc., 1.70%, 07/15/25(a)	2,809	2,719,376
Linde Inc./CT
2.65%, 02/05/25	2,427	2,392,996
4.70%, 12/05/25(a)	2,292	2,290,854
LYB International Finance III LLC, 1.25%,
10/01/25(a)	2,563	2,447,607
Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.00%, 04/01/25(a)	$2,478	$2,439,506
5.95%, 11/07/25	2,015	2,036,760
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	2,299	2,259,069
4.25%, 08/08/25	1,973	1,955,836
		37,802,277
Commercial Services — 1.0%
Automatic Data Processing Inc., 3.38%, 09/15/25	5,129	5,049,660
Block Financial LLC, 5.25%, 10/01/25(a)	1,792	1,789,229
Cintas Corp. No. 2, 3.45%, 05/01/25(a)	1,325	1,307,043
Equifax Inc., 2.60%, 12/15/25	2,009	1,939,854
Global Payments Inc., 2.65%, 02/15/25(a)	4,846	4,770,334
Moody's Corp., 3.75%, 03/24/25(a)	3,702	3,661,010
PayPal Holdings Inc., 1.65%, 06/01/25	5,468	5,310,197
Verisk Analytics Inc., 4.00%, 06/15/25(a)	600	593,462
Yale University, Series 2020, 0.87%, 04/15/25	2,139	2,076,235
		26,497,024
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25	2,885	2,762,693
1.13%, 05/11/25	9,247	8,977,163
2.50%, 02/09/25(a)	4,450	4,385,225
2.75%, 01/13/25(a)	6,662	6,589,565
3.20%, 05/13/25	8,571	8,453,071
Dell International LLC/EMC Corp., 5.85%,
07/15/25	5,214	5,237,938
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	11,601	11,565,575
HP Inc., 2.20%, 06/17/25	5,419	5,271,894
International Business Machines Corp.
4.00%, 07/27/25(a)	4,306	4,263,935
7.00%, 10/30/25	2,994	3,070,068
Leidos Inc., 3.63%, 05/15/25(a)	1,431	1,410,266
NetApp Inc., 1.88%, 06/22/25	3,954	3,833,528
		65,820,921
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/25	1,420	1,395,073
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	305	300,300
3.13%, 03/24/25	5,780	5,690,937
Kenvue Inc., 5.50%, 03/22/25(a)	1,615	1,616,344
Procter & Gamble Co. (The), 0.55%, 10/29/25	4,088	3,888,635
Unilever Capital Corp.
3.10%, 07/30/25(a)	2,185	2,149,191
3.38%, 03/22/25(a)	2,073	2,047,812
		17,088,292
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25	2,700	2,646,766

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.50%, 01/15/25(a)	3,670	3,633,337
4.45%, 10/01/25	2,951	2,924,053
6.50%, 07/15/25	6,013	6,062,627
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,765	1,733,777
Air Lease Corp.
2.30%, 02/01/25(a)	3,574	3,512,561
3.25%, 03/01/25(a)	3,129	3,083,821
3.38%, 07/01/25(a)	3,961	3,887,383

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
4.63%, 03/30/25(a)	$2,559	$2,539,531
5.80%, 05/01/25(a)	3,628	3,632,083
American Express Co.
2.25%, 03/04/25(a)	8,170	8,022,262
3.95%, 08/01/25	10,520	10,400,891
4.20%, 11/06/25(a)	3,576	3,551,888
Ameriprise Financial Inc., 3.00%, 04/02/25(a)	2,858	2,813,660
Capital One Financial Corp.
3.20%, 02/05/25	5,378	5,312,904
4.20%, 10/29/25(a)	6,683	6,587,561
4.25%, 04/30/25(a)	3,852	3,820,647
Charles Schwab Corp. (The)
3.00%, 03/10/25(a)	1,787	1,760,864
3.63%, 04/01/25(a)	2,039	2,014,746
3.85%, 05/21/25(a)	3,240	3,203,528
4.20%, 03/24/25(a)	2,626	2,605,079
CME Group Inc., 3.00%, 03/15/25(a)	4,472	4,412,085
Discover Financial Services, 3.75%, 03/04/25	2,283	2,257,371
Franklin Resources Inc., 2.85%, 03/30/25	1,865	1,834,307
Intercontinental Exchange Inc.
3.65%, 05/23/25(a)	4,446	4,389,925
3.75%, 12/01/25(a)	6,428	6,336,277
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25(a)	1,435	1,426,807
Mastercard Inc., 2.00%, 03/03/25(a)	3,566	3,498,237
Nasdaq Inc., 5.65%, 06/28/25	2,390	2,397,804
Nomura Holdings Inc.
1.85%, 07/16/25	6,789	6,567,507
2.65%, 01/16/25(a)	7,070	6,975,726
5.10%, 07/03/25(a)	3,283	3,273,245
Synchrony Financial
4.50%, 07/23/25	5,065	5,007,558
4.88%, 06/13/25(a)	3,941	3,912,502
Visa Inc., 3.15%, 12/14/25	18,021	17,658,116
Western Union Co. (The), 2.85%, 01/10/25(a)	2,443	2,411,608
		153,462,278
Electric — 5.7%
Ameren Illinois Co., 3.25%, 03/01/25	1,781	1,758,240
American Electric Power Co. Inc.
5.70%, 08/15/25	3,626	3,639,281
Series N, 1.00%, 11/01/25	2,324	2,207,837
Appalachian Power Co., 3.40%, 06/01/25(a)	1,851	1,818,918
Arizona Public Service Co., 3.15%, 05/15/25(a)	1,758	1,729,410
Avangrid Inc., 3.20%, 04/15/25(a)	4,035	3,969,188
Berkshire Hathaway Energy Co.
3.50%, 02/01/25(a)	2,376	2,350,770
4.05%, 04/15/25(a)	6,106	6,053,180
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/25	1,362	1,291,777
Constellation Energy Generation LLC, 3.25%,
06/01/25	4,587	4,505,873
Dominion Energy Inc.
3.90%, 10/01/25	3,673	3,624,533
Series A, 3.30%, 03/15/25(a)	2,256	2,224,684
DTE Electric Co., 3.38%, 03/01/25(a)	2,083	2,058,579
DTE Energy Co., Series F, 1.05%, 06/01/25(a)	4,137	3,993,755
Duke Energy Corp.
0.90%, 09/15/25	3,266	3,121,823
5.00%, 12/08/25(a)	2,302	2,305,025
Duke Energy Progress LLC, 3.25%, 08/15/25	2,215	2,177,046
Security	Par (000)	Value

Electric (continued)
Edison International
4.70%, 08/15/25(a)	$1,958	$1,945,898
4.95%, 04/15/25(a)	1,990	1,979,556
Entergy Corp., 0.90%, 09/15/25	3,602	3,441,608
Evergy Metro Inc., 3.65%, 08/15/25	1,354	1,330,972
Eversource Energy
Series H, 3.15%, 01/15/25(a)	2,023	1,998,573
Series Q, 0.80%, 08/15/25	1,809	1,725,894
Exelon Corp., 3.95%, 06/15/25	3,919	3,870,898
FirstEnergy Corp., 2.05%, 03/01/25(a)	210	205,221
Florida Power & Light Co.
2.85%, 04/01/25(a)	5,000	4,920,916
3.13%, 12/01/25(a)	2,619	2,563,022
Iberdrola International BV, 5.81%, 03/15/25(a)	2,102	2,105,742
Louisville Gas & Electric Co., Series 25, 3.30%,
10/01/25	1,287	1,260,136
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25(a)	2,210	2,169,451
2.85%, 01/27/25(a)	2,577	2,543,620
3.25%, 11/01/25	1,968	1,927,403
3.45%, 06/15/25(a)	1,318	1,299,237
5.45%, 10/30/25	2,100	2,113,266
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	3,627	3,602,870
5.75%, 09/01/25	8,666	8,724,590
6.05%, 03/01/25	9,138	9,177,578
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25(a)	2,676	2,546,233
2.95%, 04/01/25(a)	1,772	1,743,960
Pacific Gas and Electric Co.
3.45%, 07/01/25(a)	3,085	3,029,069
3.50%, 06/15/25	3,472	3,409,757
4.95%, 06/08/25	2,684	2,669,347
PECO Energy Co., 3.15%, 10/15/25	1,510	1,480,628
Pinnacle West Capital Corp., 1.30%, 06/15/25(a)	2,443	2,356,365
Public Service Electric & Gas Co., 3.00%,
05/15/25(a)	1,313	1,290,412
Public Service Enterprise Group Inc., 0.80%,
08/15/25(a)	2,950	2,818,628
Puget Energy Inc., 3.65%, 05/15/25	1,861	1,832,331
Sempra, 3.30%, 04/01/25	3,548	3,492,472
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,650	1,634,303
Series E, 3.70%, 08/01/25	4,338	4,279,205
Southern Co. (The), 5.15%, 10/06/25(a)	2,107	2,108,825
Southern Power Co., 4.15%, 12/01/25	2,463	2,437,524
Tucson Electric Power Co., 3.05%, 03/15/25(a)	888	874,189
Virginia Electric & Power Co., Series A, 3.10%,
05/15/25(a)	1,626	1,599,629
WEC Energy Group Inc., 5.00%, 09/27/25(a)	2,294	2,290,873
Wisconsin Public Service Corp., 5.35%,
11/10/25(a)	1,146	1,151,053
Xcel Energy Inc., 3.30%, 06/01/25	2,928	2,874,455
		153,655,628
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25	2,101	2,066,846

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25	2,365	2,315,984
Arrow Electronics Inc., 4.00%, 04/01/25(a)	1,663	1,644,233
Flex Ltd., 4.75%, 06/15/25(a)	2,853	2,834,948

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc., 1.35%, 06/01/25	$6,594	$6,394,886
Legrand France SA, 8.50%, 02/15/25	1,850	1,876,110
		15,066,161
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.64%, 03/15/25	7,430	7,323,366
3.79%, 03/15/25(a)	2,615	2,580,944
		9,904,310
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25	1,674	1,588,701
3.20%, 03/15/25(a)	3,057	3,015,815
Waste Management Inc.
0.75%, 11/15/25(a)	2,745	2,604,432
3.13%, 03/01/25(a)	2,446	2,412,896
		9,621,844
Food — 1.4%
Campbell Soup Co.
3.30%, 03/19/25(a)	1,844	1,819,121
3.95%, 03/15/25	4,068	4,027,561
Conagra Brands Inc., 4.60%, 11/01/25	5,028	4,997,656
General Mills Inc.
4.00%, 04/17/25(a)	4,670	4,624,628
5.24%, 11/18/25	899	898,919
Hershey Co. (The)
0.90%, 06/01/25(a)	2,730	2,636,306
3.20%, 08/21/25	925	908,395
J.M. Smucker Co. (The), 3.50%, 03/15/25	4,145	4,090,619
Mondelez International Inc., 1.50%, 05/04/25	4,107	3,990,456
Sysco Corp., 3.75%, 10/01/25	3,449	3,396,798
Walmart Inc., 3.90%, 09/09/25	7,381	7,315,876
		38,706,335
Forest Products & Paper — 0.0%
Suzano International Finance BV, 4.00%, 01/14/25	1,190	1,179,296

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25	1,865	1,861,821
NiSource Inc., 0.95%, 08/15/25	5,770	5,522,340
Southern California Gas Co., 3.20%, 06/15/25	1,675	1,647,054
		9,031,215
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25(a)	3,030	2,973,936

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25(a)	4,507	4,445,618
3.88%, 09/15/25	2,243	2,222,479
Boston Scientific Corp., 1.90%, 06/01/25	3,205	3,119,951
Danaher Corp., 3.35%, 09/15/25	2,316	2,278,314
GE HealthCare Technologies Inc., 5.60%,
11/15/25(a)	6,840	6,879,409
Stryker Corp.
1.15%, 06/15/25(a)	2,978	2,875,194
3.38%, 11/01/25	3,851	3,778,533
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25(a)	4,420	4,361,323
		29,960,821
Health Care - Services — 2.1%
CommonSpirit Health, 1.55%, 10/01/25	1,313	1,255,827
Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
2.38%, 01/15/25(a)	$6,091	$6,003,267
5.35%, 10/15/25	2,434	2,441,532
HCA Inc.
5.25%, 04/15/25	6,990	6,972,404
5.38%, 02/01/25	11,230	11,205,895
Humana Inc., 4.50%, 04/01/25(a)	2,737	2,722,443
Laboratory Corp. of America Holdings, 3.60%,
02/01/25(a)	5,076	5,020,841
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25	1,505	1,428,496
Quest Diagnostics Inc., 3.50%, 03/30/25	2,500	2,466,770
Sutter Health, Series 20A, 1.32%, 08/15/25(a)	1,270	1,220,881
UnitedHealth Group Inc.
3.70%, 12/15/25	1,628	1,601,750
3.75%, 07/15/25(a)	8,663	8,562,591
5.15%, 10/15/25	3,272	3,285,249
UPMC, Series D-1, 3.60%, 04/03/25(a)	1,860	1,837,611
		56,025,557
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25	5,954	5,826,676
4.25%, 03/01/25(a)	2,860	2,832,656
Blackstone Private Credit Fund
2.70%, 01/15/25(a)	2,800	2,758,161
4.70%, 03/24/25(a)	2,918	2,891,493
7.05%, 09/29/25	3,167	3,212,726
Blue Owl Capital Corp.
3.75%, 07/22/25	2,677	2,628,059
4.00%, 03/30/25	1,664	1,641,873
Blue Owl Credit Income Corp., 5.50%, 03/21/25	2,290	2,282,811
FS KKR Capital Corp., 4.13%, 02/01/25(a)	2,137	2,116,156
Goldman Sachs BDC Inc., 3.75%, 02/10/25(a)	1,620	1,599,817
Oaktree Specialty Lending Corp., 3.50%, 02/25/25	1,450	1,427,987
		29,218,415
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25	2,638	2,561,809
Lennar Corp., 4.75%, 05/30/25	2,847	2,830,151
Toll Brothers Finance Corp., 4.88%, 11/15/25	1,790	1,780,132
		7,172,092
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%,
05/15/25	2,291	2,267,602
Whirlpool Corp., 3.70%, 05/01/25	1,922	1,896,420
		4,164,022
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	1,385	1,357,832

Insurance — 1.2%
Allstate Corp. (The), 0.75%, 12/15/25(a)	3,087	2,920,017
Aon Global Ltd., 3.88%, 12/15/25	3,922	3,869,464
Chubb INA Holdings LLC, 3.15%, 03/15/25(a)	4,156	4,098,827
CNO Financial Group Inc., 5.25%, 05/30/25(a)	2,466	2,457,473
Corebridge Financial Inc., 3.50%, 04/04/25(a)	4,585	4,518,180
Kemper Corp., 4.35%, 02/15/25(a)	1,774	1,759,120
Lincoln National Corp., 3.35%, 03/09/25(a)	1,060	1,044,720
Marsh & McLennan Companies Inc., 3.50%,
03/10/25	3,182	3,147,474
MetLife Inc.
3.00%, 03/01/25(a)	2,393	2,358,851

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.60%, 11/13/25	$2,748	$2,706,311
Principal Financial Group Inc., 3.40%, 05/15/25(a)	1,854	1,827,630
RenaissanceRe Finance Inc., 3.70%, 04/01/25(a)	1,315	1,301,497
		32,009,564
Internet — 1.6%
Alphabet Inc., 0.45%, 08/15/25	4,712	4,512,891
Amazon.com Inc.
0.80%, 06/03/25	5,469	5,286,092
3.00%, 04/13/25	6,570	6,477,798
4.60%, 12/01/25	5,470	5,470,236
5.20%, 12/03/25	3,515	3,536,925
Baidu Inc.
3.08%, 04/07/25	1,245	1,226,409
4.13%, 06/30/25(a)	1,305	1,293,042
Booking Holdings Inc., 3.65%, 03/15/25(a)	2,579	2,552,893
eBay Inc.
1.90%, 03/11/25(a)	4,588	4,491,250
5.90%, 11/22/25(a)	1,968	1,988,131
Netflix Inc., 5.88%, 02/15/25(a)	3,510	3,523,111
Tencent Music Entertainment Group, 1.38%,
09/03/25	1,220	1,172,006
VeriSign Inc., 5.25%, 04/01/25	2,390	2,384,772
		43,915,556
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25	2,574	2,505,215
3.95%, 05/23/25(a)	2,683	2,655,921
Reliance Inc., 1.30%, 08/15/25(a)	2,077	1,990,292
Steel Dynamics Inc., 2.40%, 06/15/25	2,179	2,123,395
		9,274,823
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25(a)	2,549	2,501,922

Lodging — 0.5%
Hyatt Hotels Corp., 5.38%, 04/23/25	2,761	2,754,593
Las Vegas Sands Corp., 2.90%, 06/25/25	435	424,193
Marriott International Inc./MD
3.75%, 03/15/25(a)	1,931	1,908,874
3.75%, 10/01/25(a)	1,632	1,607,590
Series EE, 5.75%, 05/01/25	3,286	3,295,012
Sands China Ltd., 5.13%, 08/08/25	4,670	4,641,725
		14,631,987
Machinery — 2.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	4,016	3,824,262
1.45%, 05/15/25(a)	2,186	2,124,663
3.40%, 05/13/25(a)	5,464	5,398,998
3.65%, 08/12/25	3,368	3,324,950
4.90%, 01/17/25(a)	2,060	2,056,106
5.15%, 08/11/25	2,663	2,669,012
5.40%, 03/10/25(a)	1,554	1,554,995
CNH Industrial Capital LLC
3.95%, 05/23/25	2,780	2,746,902
5.45%, 10/14/25	1,760	1,767,094
Deere & Co., 2.75%, 04/15/25(a)	2,452	2,409,840
Dover Corp., 3.15%, 11/15/25(a)	2,102	2,054,620
John Deere Capital Corp.
1.25%, 01/10/25(a)	2,575	2,528,494
2.05%, 01/09/25(a)	1,802	1,775,194
2.13%, 03/07/25(a)	1,855	1,819,875
Security	Par (000)	Value

Machinery (continued)
3.40%, 06/06/25	$4,125	$4,069,973
3.40%, 09/11/25	1,155	1,136,612
3.45%, 03/13/25	4,133	4,085,667
4.05%, 09/08/25	2,987	2,961,342
4.95%, 06/06/25(a)	2,567	2,566,352
5.15%, 03/03/25(a)	2,310	2,308,610
5.30%, 09/08/25	1,478	1,485,332
Otis Worldwide Corp., 2.06%, 04/05/25	6,718	6,569,028
Rockwell Automation Inc., 2.88%, 03/01/25(a)	2,219	2,186,196
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/25(a)	2,812	2,759,574
		66,183,691
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25(a)	3,179	3,120,534
2.65%, 04/15/25(a)	3,109	3,051,094
3.00%, 08/07/25(a)	2,579	2,530,481
Textron Inc., 3.88%, 03/01/25(a)	1,549	1,533,348
		10,235,457
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%,
07/23/25	11,057	10,981,883
Comcast Corp.
3.38%, 02/15/25(a)	390	385,857
3.38%, 08/15/25	6,520	6,414,310
3.95%, 10/15/25	12,356	12,226,278
5.25%, 11/07/25	2,787	2,802,662
Discovery Communications LLC
3.45%, 03/15/25(a)	1,435	1,413,982
3.95%, 06/15/25	2,495	2,454,504
Fox Corp., 3.05%, 04/07/25	2,678	2,634,048
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	3,529	3,464,068
Walt Disney Co. (The)
3.35%, 03/24/25(a)	8,091	7,992,446
3.70%, 10/15/25	3,101	3,061,090
		53,831,128
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25	4,314	4,247,724

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25(a)	1,499	1,480,601

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25(a)	3,084	3,043,602

Oil & Gas — 3.2%
BP Capital Markets America Inc., 3.80%, 09/21/25	4,599	4,546,518
Canadian Natural Resources Ltd.
2.05%, 07/15/25	3,153	3,057,566
3.90%, 02/01/25(a)	2,942	2,915,610
Chevron Corp.
1.55%, 05/11/25(a)	10,737	10,455,182
3.33%, 11/17/25	2,604	2,563,440
Chevron USA Inc., 0.69%, 08/12/25(a)	3,577	3,428,696
ConocoPhillips Co., 2.40%, 03/07/25	1,171	1,150,714
Devon Energy Corp., 5.85%, 12/15/25	2,436	2,456,088
EOG Resources Inc., 3.15%, 04/01/25	2,798	2,757,700
Exxon Mobil Corp.
2.71%, 03/06/25(a)	6,710	6,610,443
2.99%, 03/19/25(a)	11,152	10,997,572

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp., 4.70%, 05/01/25	$6,163	$6,129,355
Occidental Petroleum Corp.
5.50%, 12/01/25(a)	2,915	2,924,012
5.88%, 09/01/25	1,790	1,797,212
Ovintiv Inc., 5.65%, 05/15/25	2,900	2,902,532
Phillips 66, 3.85%, 04/09/25(a)	3,460	3,422,479
Phillips 66 Co., 3.61%, 02/15/25(a)	2,037	2,014,309
Shell International Finance BV, 3.25%, 05/11/25(a)	12,310	12,137,734
TotalEnergies Capital International SA, 2.43%,
01/10/25(a)	4,675	4,613,632
		86,880,794
Oil & Gas Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	2,169	2,139,190
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25	2,007	1,929,728
		4,068,918
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%,
05/17/25	2,296	2,268,578
Sonoco Products Co., 1.80%, 02/01/25(a)	2,220	2,175,982
WRKCo Inc., 3.75%, 03/15/25	3,334	3,295,480
		7,740,040
Pharmaceuticals — 5.2%
AbbVie Inc.
3.60%, 05/14/25(a)	15,879	15,688,769
3.80%, 03/15/25	12,498	12,372,953
AstraZeneca PLC, 3.38%, 11/16/25	9,317	9,166,570
Bristol-Myers Squibb Co., 0.75%, 11/13/25	4,631	4,401,360
Cardinal Health Inc., 3.75%, 09/15/25	2,450	2,414,090
Cencora Inc., 3.25%, 03/01/25	2,815	2,776,479
Cigna Group (The)
3.25%, 04/15/25(a)	4,998	4,923,518
4.13%, 11/15/25	2,472	2,445,468
CVS Health Corp.
3.88%, 07/20/25	12,716	12,537,280
4.10%, 03/25/25(a)	4,922	4,882,740
Eli Lilly & Co., 2.75%, 06/01/25(a)	2,410	2,365,996
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	4,879	4,828,908
Johnson & Johnson
0.55%, 09/01/25(a)	3,940	3,770,488
2.63%, 01/15/25(a)	2,524	2,494,663
McKesson Corp., 0.90%, 12/03/25(a)	2,399	2,275,685
Mead Johnson Nutrition Co., 4.13%, 11/15/25	3,875	3,833,895
Merck & Co. Inc., 2.75%, 02/10/25(a)	11,513	11,352,390
Novartis Capital Corp.
1.75%, 02/14/25(a)	4,853	4,761,846
3.00%, 11/20/25	7,750	7,593,589
Pfizer Inc., 0.80%, 05/28/25(a)	4,591	4,433,698
Pfizer Investment Enterprises Pte Ltd., 4.65%,
05/19/25(a)	12,624	12,590,298
Viatris Inc., 1.65%, 06/22/25	3,940	3,810,016
Zoetis Inc.
4.50%, 11/13/25	3,759	3,736,195
5.40%, 11/14/25	2,344	2,356,381
		141,813,275
Pipelines — 2.8%
Columbia Pipeline Group Inc., 4.50%, 06/01/25	5,102	5,062,405
DCP Midstream Operating LP, 5.38%, 07/15/25(a)	1,918	1,917,724
Enbridge Energy Partners LP, 5.88%, 10/15/25	1,753	1,766,133
Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
2.50%, 01/15/25(a)	$2,395	$2,360,313
2.50%, 02/14/25(a)	2,166	2,130,176
Energy Transfer LP
2.90%, 05/15/25(a)	4,714	4,623,325
4.05%, 03/15/25	4,692	4,650,487
5.75%, 04/01/25(a)	2,050	2,049,673
5.95%, 12/01/25	1,706	1,720,140
EnLink Midstream Partners LP, 4.15%, 06/01/25	345	339,993
Enterprise Products Operating LLC, 3.75%,
02/15/25(a)	5,627	5,578,582
Kinder Morgan Inc., 4.30%, 06/01/25	7,330	7,256,157
MPLX LP
4.00%, 02/15/25(a)	2,311	2,289,545
4.88%, 06/01/25	5,519	5,492,236
ONEOK Inc., 2.20%, 09/15/25	1,750	1,695,694
ONEOK Partners LP, 4.90%, 03/15/25	2,342	2,332,625
Plains All American Pipeline LP/PAA Finance
Corp., 4.65%, 10/15/25	4,612	4,581,600
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25(a)	3,366	3,361,352
Spectra Energy Partners LP, 3.50%, 03/15/25(a)	2,339	2,308,206
TC PipeLines LP, 4.38%, 03/13/25(a)	2,146	2,127,526
Western Midstream Operating LP
3.10%, 02/01/25	3,398	3,351,236
3.95%, 06/01/25(a)	843	831,277
Williams Companies Inc. (The)
3.90%, 01/15/25(a)	3,441	3,414,019
4.00%, 09/15/25	3,784	3,737,238
		74,977,662
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25(a)	2,900	2,879,272

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc., 3.45%,
04/30/25	3,105	3,061,847
American Tower Corp.
1.30%, 09/15/25	2,331	2,234,815
2.40%, 03/15/25	3,569	3,498,024
2.95%, 01/15/25	3,166	3,127,043
4.00%, 06/01/25(a)	3,579	3,539,035
AvalonBay Communities Inc.
3.45%, 06/01/25(a)	2,298	2,263,581
3.50%, 11/15/25	1,829	1,798,689
Boston Properties LP, 3.20%, 01/15/25(a)	4,193	4,137,239
Brixmor Operating Partnership LP, 3.85%,
02/01/25(a)	3,103	3,070,875
Crown Castle Inc., 1.35%, 07/15/25(a)	2,403	2,316,390
CubeSmart LP, 4.00%, 11/15/25	1,559	1,534,762
EPR Properties, 4.50%, 04/01/25(a)	720	713,919
Equinix Inc.
1.00%, 09/15/25	3,501	3,345,214
1.25%, 07/15/25(a)	2,618	2,518,326
ERP Operating LP, 3.38%, 06/01/25(a)	2,232	2,198,104
Essex Portfolio LP, 3.50%, 04/01/25(a)	2,321	2,286,794
GLP Capital LP/GLP Financing II Inc., 5.25%,
06/01/25	4,506	4,486,232
Healthpeak OP LLC
3.40%, 02/01/25(a)	1,485	1,466,149
4.00%, 06/01/25	1,772	1,749,770
Host Hotels & Resorts LP, Series E, 4.00%,
06/15/25(a)	2,365	2,335,212

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 4.38%, 10/01/25	$2,062	$2,033,194
Kimco Realty OP LLC, 3.30%, 02/01/25	2,383	2,353,756
Kite Realty Group Trust, 4.00%, 03/15/25(a)	1,260	1,246,241
Mid-America Apartments LP, 4.00%, 11/15/25	2,143	2,115,089
NNN REIT Inc., 4.00%, 11/15/25	1,468	1,446,873
Omega Healthcare Investors Inc., 4.50%, 01/15/25	1,991	1,979,221
Realty Income Corp.
3.88%, 04/15/25(a)	2,769	2,736,863
4.63%, 11/01/25	2,775	2,759,143
Simon Property Group LP, 3.50%, 09/01/25	5,406	5,323,330
SITE Centers Corp., 3.63%, 02/01/25	2,204	2,180,447
Ventas Realty LP
2.65%, 01/15/25(a)	2,330	2,297,078
3.50%, 02/01/25	2,680	2,647,736
VICI Properties LP, 4.38%, 05/15/25	2,815	2,784,604
Welltower OP LLC, 4.00%, 06/01/25	5,932	5,861,745
WP Carey Inc., 4.00%, 02/01/25	2,308	2,285,700
		91,733,040
Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25	2,452	2,426,978
AutoZone Inc.
3.25%, 04/15/25(a)	2,333	2,295,994
3.63%, 04/15/25	2,369	2,340,083
Dollar General Corp., 4.15%, 11/01/25	2,757	2,721,608
Dollar Tree Inc., 4.00%, 05/15/25(a)	5,191	5,130,929
Genuine Parts Co., 1.75%, 02/01/25(a)	3,223	3,162,147
Home Depot Inc. (The)
2.70%, 04/15/25(a)	2,670	2,624,798
3.35%, 09/15/25	5,714	5,623,931
4.00%, 09/15/25	1,888	1,871,333
5.13%, 04/30/25(a)	1,520	1,522,118
Lowe's Companies Inc.
3.38%, 09/15/25(a)	4,018	3,947,247
4.00%, 04/15/25(a)	4,026	3,986,195
4.40%, 09/08/25	4,311	4,279,559
McDonald's Corp.
1.45%, 09/01/25(a)	2,754	2,656,766
3.30%, 07/01/25	4,210	4,143,583
3.38%, 05/26/25(a)	3,047	3,003,766
Ross Stores Inc., 4.60%, 04/15/25	3,907	3,886,645
Starbucks Corp., 3.80%, 08/15/25	6,638	6,554,223
Target Corp., 2.25%, 04/15/25(a).	7,260	7,121,088
Walmart Inc., 3.55%, 06/26/25(a)	3,323	3,283,083
		72,582,074
Semiconductors — 1.9%
Analog Devices Inc., 2.95%, 04/01/25(a)	2,683	2,641,969
Applied Materials Inc., 3.90%, 10/01/25	3,284	3,254,747
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 01/15/25(a)	2,303	2,277,654
Broadcom Inc., 3.15%, 11/15/25	4,581	4,475,704
Intel Corp.
3.40%, 03/25/25	7,901	7,802,776
3.70%, 07/29/25(a)	8,882	8,765,558
Lam Research Corp., 3.80%, 03/15/25(a)	2,289	2,267,317
Microchip Technology Inc., 4.25%, 09/01/25	5,539	5,480,844
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%,
05/01/25(a)	3,055	2,994,487
Qualcomm Inc., 3.45%, 05/20/25	6,709	6,624,577
Texas Instruments Inc., 1.38%, 03/12/25	4,598	4,492,132
		51,077,765
Security	Par (000)	Value

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	$2,371	$2,339,247

Software — 2.9%
Adobe Inc.
1.90%, 02/01/25	3,148	3,094,531
3.25%, 02/01/25	4,798	4,750,230
Autodesk Inc., 4.38%, 06/15/25(a)	1,608	1,594,084
Fiserv Inc., 3.85%, 06/01/25(a)	4,805	4,746,143
Intuit Inc., 0.95%, 07/15/25	3,486	3,354,028
Microsoft Corp.
2.70%, 02/12/25(a)	6,634	6,555,357
3.13%, 11/03/25	13,087	12,846,600
Oracle Corp.
2.50%, 04/01/25	12,632	12,388,789
2.95%, 05/15/25(a)	12,982	12,752,835
5.80%, 11/10/25(a)	3,657	3,695,456
Roper Technologies Inc.
1.00%, 09/15/25	3,568	3,408,854
3.85%, 12/15/25	1,726	1,702,471
Take-Two Interactive Software Inc., 3.55%,
04/14/25	3,603	3,552,836
VMware LLC, 4.50%, 05/15/25	4,077	4,046,500
		78,488,714
Telecommunications — 1.4%
Cisco Systems Inc., 3.50%, 06/15/25(a)	2,393	2,362,321
Juniper Networks Inc., 1.20%, 12/10/25(a)	1,741	1,648,566
KT Corp., 4.00%, 08/08/25(b)	560	554,352
Rogers Communications Inc.
2.95%, 03/15/25(a)	4,410	4,343,814
3.63%, 12/15/25	3,402	3,336,893
Sprint LLC, 7.63%, 02/15/25	5,985	6,019,820
T-Mobile USA Inc., 3.50%, 04/15/25	13,849	13,653,845
Verizon Communications Inc.
0.85%, 11/20/25	6,492	6,183,350
3.38%, 02/15/25	—	—
		38,102,961
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25(a)	2,692	2,653,135
3.65%, 09/01/25	2,209	2,179,295
7.00%, 12/15/25(a)	1,016	1,046,272
Canadian Pacific Railway Co., 2.90%, 02/01/25(a)	4,126	4,071,992
CSX Corp., 3.35%, 11/01/25	3,195	3,133,953
Norfolk Southern Corp., 3.65%, 08/01/25(a)	1,693	1,668,322
Ryder System Inc.
3.35%, 09/01/25	2,008	1,969,122
4.63%, 06/01/25(a)	2,099	2,083,975
Union Pacific Corp.
3.25%, 01/15/25(a)	1,859	1,839,366
3.25%, 08/15/25	2,371	2,330,040
3.75%, 07/15/25(a)	2,473	2,444,058
United Parcel Service Inc., 3.90%, 04/01/25(a)	5,039	4,991,294
		30,410,824
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25(a)	1,340	1,317,744

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25(a)	2,392	2,363,885

Total Long-Term Investments — 98.2%
(Cost: $2,679,155,878)		2,652,690,467

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	207,930,152	$208,013,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	31,810,000	31,810,000

Total Short-Term Securities — 8.9%
(Cost: $239,758,361)		239,823,324

Total Investments — 107.1%
(Cost: $2,918,914,239)		2,892,513,791

Liabilities in Excess of Other Assets — (7.1)%		(192,482,749)
Net Assets — 100.0%		$2,700,031,042

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,150,249	$120,873,018	(a)	$—	$(16,442)	$6,499	$208,013,324	207,930,152	$305,576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,140,000	25,670,000	(a)	—	—	—	31,810,000	31,810,000	514,644		—
					$(16,442)	$6,499	$239,823,324		$820,220		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,652,690,467	$—	$2,652,690,467
Short-Term Securities
Money Market Funds	239,823,324	—	—	239,823,324
	$239,823,324	$2,652,690,467	$—	$2,892,513,791

Portfolio Abbreviation

REIT	Real Estate Investment Trust